STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED MARCH 24, 2016

TO THE PROSPECTUS

DATED APRIL 30, 2015, AS SUPPLEMENTED JUNE 30, 2015

STATE STREET AGGREGATE BOND INDEX FUND

Share Class	Ticker
Class A	SSFCX
Class I	SSFDX
Class K	SSFEX

The following information supplements and supersedes any information to the contrary relating to State Street Aggregate Bond Index Fund (the “Fund”), contained in the Fund’s Prospectus.

The following replaces the second paragraph under the heading “Fund Summary – Investment Adviser” pertaining to the State Street Aggregate Bond Index Fund:

Mahesh Jayakumar and Joanna Mauro serve as portfolio managers of the Fund and the Portfolio. They have managed the Fund and the Portfolio since 2014 and 2016, respectively.

The following replaces the information relating to State Street Aggregate Bond Index Fund under the heading “Management and Organization –The Adviser:”

Key professionals involved in the day-to-day portfolio management of the Aggregate Bond Index Portfolio include the following:

Mahesh Jayakumar, CFA, FRM

Mr. Jayakumar is a Vice President of SSGA and SSGA FM and is currently a Portfolio Manager in the Fixed Income, Currency and Cash team. He is responsible for managing several funds and ETFs spanning diverse areas such as US Aggregate strategies, Global Treasuries/Inflation strategies, Government/Credit portfolios, Green bonds and custom or client directed mandates. Mr. Jayakumar joined SSGA in 2010. Mr. Jayakumar holds an MBA from the MIT Sloan School of Management, MS in Computer Science from Boston University and BS in Information Systems from Purdue University. He is a member of the CFA Institute, Boston Security Analysts Society and Global Association of Risk Professionals.

Joanna Mauro

Ms. Mauro is a Vice President of SSGA and SSGA FM and Portfolio Manager within the Fixed Income, Currency and Cash team. Prior to this, Ms. Mauro was a Portfolio Manager in the US Cash Management Group responsible for short term liquidity investments across all the cash and securities lending portfolios managed in Boston. She joined the Boston group in April 2010 after working as a Portfolio Manager with the London Cash Management Group. Prior to her portfolio management role, she was a Product Analyst for the London Cash Management Group where she provided analytical and business support. Before joining SSGA in London, Joanna worked as an Operations Specialist supporting the Boston Cash Management Group.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED MARCH 24, 2016 TO THE PROSPECTUS

DATED APRIL 30, 2015, AS AMENDED SEPTEMBER 4, 2015

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

(Ticker – SSAFX)

The following information supplements and supersedes any information to the contrary relating to State Street Aggregate Bond Index Portfolio (the “Portfolio”), contained in the Portfolio’s Prospectus.

The following replaces the second paragraph under the heading “Fund Summary – Investment Adviser” pertaining to the State Street Aggregate Bond Index Portfolio:

Mahesh Jayakumar and Joanna Mauro serve as portfolio managers of the Portfolio. They have managed the Portfolio since 2014 and 2016, respectively.

The following replaces the information relating to State Street Aggregate Bond Index Portfolio under the heading “Management and Organization – The Adviser:”

Aggregate Bond Index Portfolio:

Mahesh Jayakumar, CFA, FRM

Mr. Jayakumar is a Vice President of SSGA and SSGA FM and is currently a Portfolio Manager in the Fixed Income, Currency and Cash team. He is responsible for managing several funds and ETFs spanning diverse areas such as US Aggregate strategies, Global Treasuries/Inflation strategies, Government/Credit portfolios, Green bonds and custom or client directed mandates. Mr. Jayakumar joined SSGA in 2010. Mr. Jayakumar holds an MBA from the MIT Sloan School of Management, MS in Computer Science from Boston University and BS in Information Systems from Purdue University. He is a member of the CFA Institute, Boston Security Analysts Society and Global Association of Risk Professionals.

Joanna Mauro

Ms. Mauro is a Vice President of SSGA and SSGA FM and Portfolio Manager within the Fixed Income, Currency and Cash team. Prior to this, Ms. Mauro was a Portfolio Manager in the US Cash Management Group responsible for short term liquidity investments across all the cash and securities lending portfolios managed in Boston. She joined the Boston group in April 2010 after working as a Portfolio Manager with the London Cash Management Group. Prior to her portfolio management role, she was a Product Analyst for the London Cash Management Group where she provided analytical and business support. Before joining SSGA in London, Joanna worked as an Operations Specialist supporting the Boston Cash Management Group.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED MARCH 24, 2016 TO THE PROSPECTUS

DATED APRIL 30, 2015, AS AMENDED SEPTEMBER 4, 2015

STATE STREET OPPORTUNISTIC

EMERGING MARKETS FUND

Share Class	Ticker
Class A	SSOAX
Class C	SSOCX
Class I	SSOIX
Class K	SSOKX

STATE STREET SMALL CAP

EMERGING MARKETS EQUITY FUND

Share Class	Ticker
Class A	SSEEX
Class C	SSEHX
Class I	SSEJX
Class K	SSEKX

The following information supplements and supersedes any information to the contrary relating to State Street Opportunistic Emerging Markets Fund and State Street Small Cap Emerging Markets Equity Fund (each a “Fund” and collectively the “Funds”), contained in the Funds’ Prospectus.

The following replaces the second paragraph under the heading “Fund Summary – Investment Adviser” pertaining to the State Street Opportunistic Emerging Markets Fund:

Chris Laine and Alejandro Gaba serve as portfolio managers of the Fund. They have managed the Fund since 2016 and 2014, respectively.

The following replaces the second paragraph under the heading “Fund Summary—Investment Adviser” pertaining to the State Street Small Cap Emerging Markets Equity Fund”

Chris Laine and Ami Teruya serve as portfolio managers of the Fund. They have managed the Fund since 2016 and 2014, respectively.

The following replaces similar disclosure relating to the Funds under the heading “Management and Organization – Opportunistic Emerging Markets Fund and Small Cap Emerging Markets Equity Fund:”

Key professionals involved in the day-to-day portfolio management of the State Street Opportunistic Emerging Markets Fund and State Street Small Cap Emerging Markets Equity Fund include the following:

Chris Laine is a Senior Portfolio Manager of SSGA on the Active Emerging Markets team. He is also a member of the Active EM Investment Committee, which is responsible for establishing all the portfolio positions for each of the active emerging market strategies. Currently, he has day to day responsibility for Emerging Europe, the Middle East, and Africa, and is the lead portfolio manager for the Emerging Market Select Strategy. Mr. Laine joined SSGA in 2007. Previously, he had been the Head of Asset Allocation for a European-based Emerging Markets Hedge Fund. Additionally, Mr. Laine spent seven years on the sell side at Morgan Stanley (New York) and Citigroup (London), working in both Global Emerging Market Research and Quantitative Analysis. He began his career analyzing Emerging Markets in 1994, working at the Institute of International Finance in Washington, DC. Mr. Laine holds an MBA in Finance from Emory University and an MA in International Transactions and Economics from George Mason University.

Opportunistic Emerging Markets Fund

Alejandro Gaba is a Vice President of SSGA FM and a Senior Portfolio Manager in the Active Emerging Markets equity team. He is co-lead portfolio manager for the Emerging Markets Select strategy and is more broadly responsible for coverage of Latin American equities. He is also a member of the Active EM Investment Committee and SSGA’s Technical Committee. For four years at SSGA, he headed the research team dedicated to Active Emerging Markets strategies. He continues to collaborate closely with researchers on all key projects. Prior to joining the firm in 2005, Alejandro was a Quantitative Modeler/Analyst for the Structured Finance/Managed Funds group at Moody’s Investors Service. Alejandro completed his doctorate studies (all but dissertation) in Finance from the University of Rochester. Additionally, he earned an MBA in Finance as well as an MS in Business Administration (Applied Economics). He was a Sproull Fellow at the University of Rochester and is a member of Beta Sigma Gamma. Prior to his program of studies at Rochester, he also received an MS in Astrophysics from UNC-Chapel Hill and a BS in Physics (Honours) from McGill University.

Small Cap Emerging Markets Equity Fund

Ami Teruya is a Vice President of SSGA FM and a Senior Portfolio Manager in the Active Emerging Markets equity team. She is responsible for coverage of Latin American equities in Chile, Colombia, and Peru. Ami joined SSGA in February 2004 as a Quantitative Research Analyst in the Advanced Research Center, and she spent eight years working with the Developed and Emerging Market Active equity teams to enhance existing and develop new quantitative investment models. Previously, she spent 18 months working in the Tokyo office with the Japanese Active equity team. Ami obtained her BSBA from Boston University School of Management, with a dual concentration in Finance and Information Systems.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED MARCH 24, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION (the “SAI”)

DATED APRIL 30, 2015, AS AMENDED SEPTEMBER 4, 2015

STATE STREET AGGREGATE BOND INDEX FUND

STATE STREET OPPORTUNISTIC EMERGING MARKETS FUND

STATE STREET SMALL CAP EMERGING MARKETS EQUITY FUND

(the “Funds”)

Effective immediately, the following replaces the first paragraph and the table in the section of the Funds’ SAI entitled “PORTFOLIO MANAGERS” beginning on page 69.

PORTFOLIO MANAGERS

The following persons serve as the portfolio managers of the Funds. The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of December 31, 2014:

Portfolio Manager	Portfolio	Registered Investment Company Accounts	Assets Managed ($ billions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ billions)		Other Accounts	Assets Managed ($ billions)		Total Assets Managed ($ billions)

John A. Tucker	Equity 500 Index Fund and Global Equity ex-U.S. Index Fund	162	$199.08	375	$534.18		334	$253.99		$987.25

Karl Schneider	Equity 500 Index Fund and Global Equity ex-U.S. Index Fund	162	$199.08	375	$534.18		334	$253.99		$987.25

Mike Feehily	Equity 500 Index Fund and Global Equity ex-U.S. Index Fund	162	$199.08	375	$534.18		334	$253.99		$987.25

Mahesh Jayakumar	Aggregate Bond Index Fund	35	$54.07	101	$57.83		173	$55.01		$166.91

Joanna Mauro†	Aggregate Bond Index Fund	33	$53.76	115	$57.00		135	$45.52		$156.28

Robert Guiliano	Strategic Real Return Fund	32	$5.75	147	$28.60		190	$45.22	*	$79.57

John Gulino	Strategic Real Return Fund	32	$5.75	147	$28.60		190	$45.22	*	$79.57

Lisa Khatri	Target Retirement Funds	21	$5.72	147	$28.60		190	$45.22	*	$79.54

Charles L. McGinn	Target Retirement Funds	21	$5.72	147	$28.60		190	$45.22	*	$79.54

Chris Laine†	Opportunistic Emerging Markets Fund and Small Cap Emerging Markets Equity Fund	9	$0.48	45	$6.29		38	$11.32	††	$18.09

Alejandro Gaba	Opportunistic Emerging Markets Fund	0	$0	12	$2.72	**	14	$1.20		$3.92

Amy Teruya	Small Cap Emerging Markets Equity Fund	0	$0	12	$2.72	**	14	$1.20		$3.92

T. Ritson Ferguson	Clarion Global Real Estate Income Fund and Clarion Global Infrastructure & MLP Fund	16	$13.99	32	$4.95		70	$5.83	***	$24.77

Steven Burton	Clarion Global Real Estate Income Fund	12	$11.63	26	$4.35		53	$5.03	***	$21.01

Joseph Smith	Clarion Global Real Estate Income Fund	15	$13.95	27	$4.33		69	$5.40	***	$23.68

Jeremy Anagnos	Clarion Global Infrastructure & MLP Fund	1	$0.04	4	$0.39		0	$0		$0.43

*	Includes 13 accounts (totaling $1,525.76 million in assets under management) with performance based fees.
**	Includes 3 accounts (totaling $1,106.27 million in assets under management) with performance based fees.
***	Includes 8 accounts (totaling $2,331.34 million in assets under management) with performance based fees.
†	As of February 29, 2016.
††	As of February 29, 2016, includes 8 accounts (totaling $4.04 billion in assets under management) with performance based fees.

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STATE STREET INSTITUTIONAL INVESTMENT TRUST

SUPPLEMENT DATED MARCH 24, 2016

TO THE STATEMENT OF ADDITIONAL INFORMATION (the “SAI”)

DATED APRIL 30, 2015, AS AMENDED SEPTEMBER 4, 2015

STATE STREET AGGREGATE BOND INDEX PORTFOLIO

(the “Portfolio”)

Effective immediately, the following replaces the first paragraph and the table in the section of the Portfolio’s SAI entitled “PORTFOLIO MANAGERS”, beginning on page 39, as it relates to the Portfolio.

PORTFOLIO MANAGERS

The following persons serve as the portfolio managers of the Portfolio. The following table lists the number and types of accounts managed by each individual and assets under management in those accounts as of December 31, 2014:

State Street Aggregate Bond Index Portfolio

Portfolio Manager	Registered Investment Company Accounts*	Assets Managed ($ billions)	Other Pooled Investment Vehicle Accounts*	Assets Managed ($ billions)	Other Accounts*	Assets Managed ($ billions)	Total Assets Managed ($ billions)

Mahesh Jayakumar	35	$54.07	101	$57.83	173	$55.01	$166.91

Joanna Mauro†	33	$53.76	115	$57.00	135	$45.52	$156.28

*	There are no performance fees associated with the management of these accounts.
†	As of February 29, 2016.

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